35. Financial Instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Exposure to credit risk	R$ 10,183,532	R$ 11,014,971
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Exposure to credit risk	1,948,409	1,040,075
Bonds and securities
Disclosure of credit risk exposure [line items]
Exposure to credit risk	344,296	219,663
Pledges and restricted deposits linked
Disclosure of credit risk exposure [line items]
Exposure to credit risk	89,758	135,037
Trade accounts receivable
Disclosure of credit risk exposure [line items]
Exposure to credit risk	3,107,006	2,994,322
CRC Transferred to the State Government of Paraná
Disclosure of credit risk exposure [line items]
Exposure to credit risk	1,445,042	1,516,362
Sectorial financial assets
Disclosure of credit risk exposure [line items]
Exposure to credit risk	678,819	343,218
Accounts receivable related to the concession
Disclosure of credit risk exposure [line items]
Exposure to credit risk	1,859,108	3,903,643
Accounts receivable related to the concession - bonus from the grant
Disclosure of credit risk exposure [line items]
Exposure to credit risk	625,772	606,479
Accounts receivable related to the concession compensation
Disclosure of credit risk exposure [line items]
Exposure to credit risk	65,811	68,859
State of Paraná - Government Programs
Disclosure of credit risk exposure [line items]
Exposure to credit risk	0	130,417
Mutual Related Parties
Disclosure of credit risk exposure [line items]
Exposure to credit risk	0	38,169
Other temporary investments
Disclosure of credit risk exposure [line items]
Exposure to credit risk	R$ 19,511	R$ 18,727